Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	IFRS9 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member] [1]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member]	Other [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2017		$ 61,625				$ 15,644	$ 38,117				$ 116	$ 55,454			$ 4,579	$ 60,033			$ 1,592			$ 1,861	$ (46)						$ 235	$ (473)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017					$ (610)				$ (564)					$ (513)				$ (513)			$ (97)			$ 46		$ 184		$ (179)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2017		61,015				15,644	37,553				116	54,941			4,579	59,520			1,495			1,861			$ 184		$ (179)		235	(473)
Statement [LineItems]
Net income		4,514					4,291					4,291			95	4,386			128
Other comprehensive income (loss)		124										48				48			76			216			(170)		53		(141)	90
Total comprehensive income		4,638					4,291					4,339			95	4,434			204			216			(170)		53		(141)	90
Shares issued		83				96					(13)	83				83
Shares repurchased/redeemed		(523)				(29)	(149)					(178)			(345)	(523)
Dividends and distributions paid to equity holders		(2,083)					(1,931)					(1,931)			(95)	(2,026)			(57)
Share-based payments	[3]	5									5	5				5
Other							2					2				2			(2)
Ending Balance at Apr. 30, 2018		63,135				15,711	39,766				108	57,261			4,234	61,495			1,640			2,077			14		(126)		94	(383)
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414				404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[4]			$ (58)				$ (58)					$ (58)				$ (58)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356				404	60,986			4,184	65,170			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance at Oct. 31, 2018		67,680
Statement [LineItems]
Net income	[5]	2,247
Other comprehensive income (loss)		696
Total comprehensive income		2,943
Ending Balance at Jan. 31, 2019		69,166
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414				404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[4]			$ (58)				$ (58)					$ (58)				$ (58)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356				404	60,986			4,184	65,170			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance at Oct. 31, 2018		67,680
Statement [LineItems]
Net income		4,506	[5]				4,232					4,232			93	4,325			181
Other comprehensive income (loss)		934										844				844			90			942			96		31		259	(484)
Total comprehensive income		5,440					4,232					5,076			93	5,169			271			942			96		31		259	(484)
Shares issued		134				158					(24)	134				134
Shares repurchased/redeemed		(823)				(108)	(415)					(523)			(300)	(823)
Dividends and distributions paid to equity holders		(2,289)					(2,104)					(2,104)			(93)	(2,197)			(92)
Share-based payments	[3]	5									5	5				5
Other		158					(13)				10	(3)				(3)			161	[6]
Ending Balance at Apr. 30, 2019		70,247				18,284	43,056				395	63,571			3,884	67,455			2,792			2,383			28		(95)		138	(618)
Beginning Balance at Jan. 31, 2019		69,166
Statement [LineItems]
Net income	[5]	2,259
Other comprehensive income (loss)		238
Total comprehensive income		2,497
Ending Balance at Apr. 30, 2019		$ 70,247				$ 18,284	$ 43,056				$ 395	$ 63,571			$ 3,884	$ 67,455			$ 2,792			$ 2,383			$ 28		$ (95)		$ 138	$ (618)

[1]	Includes undistributed retained earnings of $63 (April 30, 2018 - $60) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Refer to Note 4 for a summary of the adjustments on initial application of IFRS 15.
[5]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[6]	Includes changes to non-controlling interests arising from business combinations and related transactions.